UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-21671

RMR PREFERRED DIVIDEND FUND

(Exact name of registrant as specified in charter)

400 CENTRE STREET

NEWTON, MASSACHUSETTS 02458

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Robert N. Hickey, Esq.
Sullivan & Worcester LLP
Thomas M. O’Brien, President	1666 K Street, NW
RMR Preferred Dividend Fund	Washington, DC 20006
400 Centre Street
Newton, Massachusetts 02458	Thomas J. Reyes, Esq.
State Street Bank and Trust Company
One Federal Street, 9th Floor
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 332-9530

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

Company	Accredited Mortgage Loan REIT
Ticker:	AHH	Cusip:	00438G205
Meeting Date:	6/8/2006	Record Date:	4/21/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) James A. Konrath, (2) James H.
Berglund, (3) Gary M. Erickson, (4) Bowers
W. Espy, (5) Jody A. Gunderson, (6) Joseph
J. Lydon, (7) Richard T. Pratt, DBA.
2.00	To ratify the appointment of Grant Thornton	For	For	Management
LLP as our independent registered public
accounting firm for the fiscal year ending
December 31, 2006.

Company	Iowa Telecommunications Services, Inc.
Ticker:	IWA	Cusip:	462594201
Meeting Date:	6/15/2006	Record Date:	4/25/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Norman C. Frost**, (2) Brian G. Hart*,
(3) Kevin R. Hranicka**, (4) Craig A.
Lang***, (5) Kendrik E. Packer**.

*Class I expires in 2008; **Class II expires in 2009;
***Class III expires in 2007.
2.00	Approval and ratification of the appointment	For	For	Management
of Deloitte & Touche LLP as our independent
registered public accounting firm for the year
ending December 31, 2006.

Company	Seaspan Corporation
Ticker:	SSW	Cusip:	Y75638109
Meeting Date:	4/17/2006	Record Date:	3/10/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for the election of the following	For	For	Management
nominees (1) Kyle Washington (2) David Korbin.
2.00	Ratification of the appointment of KPMG, LLP,	For	For	Management
Chartered Accountants, as Seaspan
Corporation’s independent auditors for fiscal
2006.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR Preferred Dividend Fund

/s/Thomas M. O’Brien	/s/Mark L. Kleifges
Thomas M. O’Brien	Mark L. Kleifges
President	Treasurer

Date: July 25, 2006